Revenue - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Aug. 25, 2021	Mar. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Percentage of ownership in the customer company			50.00%
Payment Term Of Customers	30 days
Visen Pharmaceuticals [Member]
Disclosure of associates [line items]
Upfront payment received non cash consideration towards license revenue			$ 40.0
Percentage of ownership in the customer company		44.00%